Intangible Assets	12 Months Ended
Jun. 30, 2019
Intangible assets [abstract]
Intangible assets

12.	Intangible assets

Changes in the Group's intangible assets for the fiscal years ended June 30, 2019 and 2018 are as follows:

	Goodwill	Software	Rights of use (ii)	Right to receive units (Barters) (iii)	Others	Total
As of June 30, 2017
Costs	63,072	93,695	190,733	92,599	44,176	484,275
Accumulated depreciation	-	(19,261)	(115,244)	-	(29,450)	(163,955)
Net book amount as of 06.30.17	63,072	74,434	75,489	92,599	14,726	320,320
Additions	-	70,587	-	26,341	-	96,928
Transfers	-	-	-	(28,405)	-	(28,405)
Incorporation as result of business combination (Note 15)	129,016	-	-	-	-	129,016
Amortization charge (i)	-	(28,461)	(10,706)	-	(8,835)	(48,002)
As of June 30, 2018	192,088	116,560	64,783	90,535	5,891	469,857
Costs	192,088	164,282	190,733	90,535	44,176	681,814
Accumulated depreciation	-	(47,722)	(125,950)	-	(38,285)	(211,957)
Net book amount as of 06.30.18	192,088	116,560	64,783	90,535	5,891	469,857
Additions	-	129,521	-	532	-	130,053
Transfers	-	-	-	(809)	-	(809)
Impairment (Note 26)	(129,016)	-	-	-	-	(129,016)
Amortization charge (i)	-	(52,629)	(5,795)	-	(5,891)	(64,315)
As of June 30, 2019	63,072	193,452	58,988	90,258	-	405,770
Costs	63,072	293,803	190,733	90,258	44,176	682,042
Accumulated depreciation	-	(100,351)	(131,745)	-	(44,176)	(276,272)
Net book amount as of 06.30.19	63,072	193,452	58,988	90,258	-	405,770

(i)	As of June 30, 2019 and 2018, depreciation charges were charged to "Costs" in the amount of Ps. 26,777 and Ps. 15,819, respectively, to "General and administrative expenses" in the amount of Ps. 36,724 and Ps. 31,982, respectively and to "Selling expenses" in the amount of Ps. 813 and Ps. 201, respectively, in the Statements of Comprehensive Income (See Note 25). There are no impairment charges for any of the reported years.
(ii)	Corresponds to Distrito Arcos.
(iii)	Corresponds to in-kind receivables representing the right to receive residential apartments in the future under barter transactions (Note 32).